Total
Buffalo Dividend Focus Fund
Buffalo Dividend Focus Fund
Supplement dated April 17, 2018

to the

Buffalo Funds®

Prospectus dated July 29, 2017

Buffalo Dividend Focus Fund  (BUFDX)

This supplement makes the following revisions to the Summary Section of the Prospectus of the Buffalo Funds dated July 29, 2017, as previously supplemented.

Buffalo Dividend Focus Fund

The Calendar Year-to-Date Return, Best Quarter and Worst Quarter performance returns for the Buffalo Dividend Focus Fund are replaced with the following:

Calendar Year-to-Date Return (through June 30, 2017) = 7.98%

Best Quarter: December 31, 2013 = 8.96%

Worst Quarter: September 30, 2015 = -8.59%

Please retain this Supplement with your Prospectus for reference.